The Phoenix Edge Series Fund

                 Supplement to the Prospectus dated May 1, 2004

The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved Plans of Reorganization to merge four series of the Fund into other funds. If shareholders approve the Plans of Reorganization, the Merging Series will transfer all or substantially all of their assets and liabilities to the corresponding Acquiring Fund as shown below. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Acquiring Fund resulting in the complete liquidation of the Merging Series.
-------------------------------------------------------------------------------

---------------------------------------------------------- ----- -------------------------------------------------------
                      Merging Series                                                 Acquiring Funds
---------------------------------------------------------- ----- -------------------------------------------------------
  Phoenix-Lord Abbett Bond-Debenture Series                       Lord Abbett Bond-Debenture Portfolio Class VC
---------------------------------------------------------- ----- -------------------------------------------------------
  Phoenix-Lord Abbett Large-Cap Value Series                      Lord Abbett Growth and Income Portfolio Class VC
---------------------------------------------------------- ----- -------------------------------------------------------
  Phoenix-Lord Abbett Mid-Cap Value Series                        Lord Abbett Mid-Cap Value Portfolio Class VC
---------------------------------------------------------- ----- -------------------------------------------------------

The shareholders of the above Merging Series must approve the Plan of Reorganization before any transaction can take place. We expect these matters to be submitted for shareholder votes at a Special Meeting of Shareholders to be held on or about April 12, 2005 with the merger taking place at the end of the day on or about April 15, 2005. Those shareholders eligible to vote will receive voting instructions and information by mail.
-------------------------------------------------------------------------------

Lord, Abbett & Co. LLC
The Merging Series and the corresponding Lord Abbett Funds are each managed as pattern funds of existing retail Lord Abbett Funds. As a result, each Merging Series and the corresponding Lord Abbett Fund have substantially similar investment objectives and policies and generally hold the same securities. In addition, the portfolio managers will not change as a result of the Reorganizations.
-------------------------------------------------------------------------------

---------------------------------------------------------------- --- ----------------------------------------------------
                          Merging Series                                                 Acquiring Fund
---------------------------------------------------------------- --- ----------------------------------------------------
   Phoenix-Lazard Small-Cap Value Series                                Lazard Retirement Small Cap Value Portfolio
---------------------------------------------------------------- --- ----------------------------------------------------

The shareholders of the above Merging Series must approve the Plan of Reorganization before any transaction can take place. We expect these matters to be submitted for shareholder votes at a Special Meeting of Shareholders to be held on or about April 26, 2005 with the merger taking place at the end of the day on or about April 29, 2005. Those shareholders eligible to vote will receive voting instructions and information by mail.
-------------------------------------------------------------------------------

Lazard Asset Management LLC
Lazard Asset Management LLC ("Lazard") serves as the investment adviser to the Lazard Portfolio and the sub-investment adviser to the Merging Series, and the portfolio managers of the Lazard Portfolio are part of the team that manages the Merging Series with similar investment objectives and policies as the Lazard Portfolio. As a result, the Merging Series and the Lazard Portfolio generally hold the same securities.
-------------------------------------------------------------------------------



Dated: March 3, 2005          Please keep this supplement for future reference.


TF877